Valuation Results and Net Trading Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Valuation Results and Net Trading Income [Line Items]
CVA/DVA Adjustments on trading derivatives	€ 47	€ 36	€ 98
Fair value adjustments on own issued notes	(107)	(70)	404
DVA adjustment on own issued notes	(79)	(50)	163
Voya Financial Inc and NN Group NV [member]
Disclosure of Valuation Results and Net Trading Income [Line Items]
Amount related to warrants on shares	(52)	33	(19)
Trading securities [member]
Disclosure of Valuation Results and Net Trading Income [Line Items]
Trading gains and losses relating to trading securities	€ (68)	€ (232)	€ 147